EA ASTORIA DYNAMIC CORE US FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	176,400	$8,755,614
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	89,158	4,489,105
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	95,373	4,527,356
DoubleLine Asset-Backed Securities ETF	43,836	2,254,047
iShares 5-10 Year Investment Grade Corporate Bond ETF	168,467	9,183,136
Janus Henderson AAA CLO ETF	101,724	5,124,855
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	112,308	5,225,691
Schwab High Yield Bond ETF	71,552	1,893,982
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	37,892	3,471,665
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	119,658	3,690,253
State Street SPDR Portfolio High Yield Bond ETF	157,290	3,727,773
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	331,044	11,291,911
State Street SPDR Portfolio Long Term Treasury ETF	54,390	1,493,549
State Street SPDR Portfolio Short Term Corporate Bond ETF	73,206	2,219,606
State Street SPDR Portfolio Short Term Treasury ETF	249,900	7,344,561
TOTAL EXCHANGE TRADED FUNDS (Cost $73,701,461)		74,693,104

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.60% (a)	100,580	100,580
TOTAL MONEY MARKET FUNDS (Cost $100,580)		100,580

TOTAL INVESTMENTS - 100.0% (Cost $73,802,041)		$74,793,684
Liabilities in Excess of Other Assets - (0.0)% (b)		(6,895)
TOTAL NET ASSETS - 100.0%		$74,786,789

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(b)	Represents less than (0.05)% of net assets.

ASTORIA ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

EA Astoria Dynamic Core US Fixed Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Exchange Traded Funds	$74,693,104	$—	$—	$74,693,104
Money Market Funds	100,580	—	—	100,580
Total Investments	$74,793,684	$—	$—	$74,793,684
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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